Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

3.       Inventories

The composition of the Group’s inventories at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Raw materials	$443,308	$640,640
Finished goods	673,192	348,952
Inventories, at cost	$1,116,500	$989,592